Allowance for Credit Losses (Detail: Text Values) € in Millions	6 Months Ended
Jun. 30, 2018 EUR (€)
Allowance for Credit Losses on/off Balance Sheet Positions [Abstract]
Allowance for country risk not included in Allowance for credit losses for Financial Assets at Amortized Cost	€ 5
Allowance for country risk not included in Allowance for credit losses for Off-balance Sheet Positions	€ 4